Restructuring (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Restructuring Reserve [Roll Forward]
Provisions and adjustments	$ 1,043	$ 0	$ 0	$ 0	$ 0
Cash payments	(973)
Restructuring liabilities, ending	70
Employee Termination Benefits
Restructuring Cost and Reserve [Line Items]
Cost Incurred During the Period	1,043
Cumulative Costs Incurred Through End of the Period	1,043
Estimated Additional Costs to be Incurred	0
Total Restructuring Costs Expected to be Incurred	$ 1,043